REVENUE DISAGGREGATION (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 5,522,000	$ 5,346,000
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 935,000	$ 933,000
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	17.00%	17.00%
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ (0)	$ 628,000
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	(0.00%)	12.00%